PRC CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PRC CONTRIBUTION PLAN [Abstract]
Contributions for employee benefits	$ 1,510,645	$ 1,665,975	$ 1,682,720